QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 3.3%
Nexstar Media Group, Inc., Class A	33	$5,458
Verizon Communications, Inc.	3,292	175,233
		180,691
CONSUMER DISCRETIONARY – 14.3%
Advance Auto Parts, Inc.	50	11,575
Best Buy Co., Inc.	196	19,459
BRP, Inc.	68	5,652
Dick's Sporting Goods, Inc.	50	5,770
Dollar Tree, Inc.*	179	23,488
DR Horton, Inc.	283	25,249
Genuine Parts Co.	113	15,055
Goodyear Tire & Rubber Co. (The)*	222	4,602
Hasbro, Inc.	110	10,173
Home Depot, Inc. (The)	830	304,593
Lowe's Cos., Inc.	550	130,542
Macy's, Inc.	238	6,093
O'Reilly Automotive, Inc.*	54	35,195
Penske Automotive Group, Inc.	62	6,301
PVH Corp.	56	5,321
Tapestry, Inc.	222	8,425
Target Corp.	381	83,984
Tempur Sealy International, Inc.	153	6,091
Tractor Supply Co.	90	19,648
VF Corp.	312	20,346
Whirlpool Corp.	48	10,089
Yum! Brands, Inc.	233	29,165
		786,816
CONSUMER STAPLES – 27.1%
Albertsons Cos., Inc., Class A	371	10,444
Altria Group, Inc.	1,460	74,285
BJ's Wholesale Club Holdings, Inc.*	116	7,131
Casey's General Stores, Inc.	29	5,446
Clorox Co. (The)	98	16,450
Colgate-Palmolive Co.	670	55,242
Costco Wholesale Corp.	351	177,301
Coty, Inc., Class A*	651	5,520
Estee Lauder Cos., Inc. (The), Class A	184	57,369
General Mills, Inc.	482	33,104
Hershey Co. (The)	116	22,860
J M Smucker Co. (The)	86	12,090
Kimberly-Clark Corp.	268	36,890
Kroger Co. (The)	591	25,762
PepsiCo, Inc.	1,099	190,698
Philip Morris International, Inc.	1,238	127,328
Procter & Gamble Co. (The)	1,924	308,706
Tyson Foods, Inc., Class A	234	21,268
Walmart, Inc.	2,217	309,959
		1,497,853
ENERGY – 1.7%
Magellan Midstream Partners LP	170	8,308
MPLX LP	811	26,617
Occidental Petroleum Corp.	743	27,989

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Williams Cos., Inc. (The)	966	$28,922
		91,836
FINANCIALS – 0.9%
Ares Capital Corp.	374	8,265
Credicorp Ltd.	63	9,023
Prudential Financial, Inc.	301	33,583
		50,871
HEALTH CARE – 31.4%
AbbVie, Inc.	1,405	192,330
Amgen, Inc.	448	101,758
Anthem, Inc.	193	85,111
Bristol-Myers Squibb Co.	1,765	114,531
Cerner Corp.	234	21,341
Chemed Corp.	12	5,627
Cigna Corp.	263	60,611
CVS Health Corp.	1,049	111,729
Gilead Sciences, Inc.	997	68,474
Henry Schein, Inc.*	110	8,283
Humana, Inc.	102	40,035
Johnson & Johnson	2,093	360,603
McKesson Corp.	121	31,063
Merck & Co., Inc.	2,008	163,612
Quest Diagnostics, Inc.	98	13,232
UnitedHealth Group, Inc.	749	353,955
		1,732,295
INDUSTRIALS – 3.3%
3M Co.	458	76,037
Brookfield Business Partners LP	141	6,188
CH Robinson Worldwide, Inc.	103	10,779
Donaldson Co., Inc.	98	5,455
Elbit Systems Ltd.	35	5,802
Fastenal Co.	457	25,903
Landstar System, Inc.	30	4,800
Masco Corp.	194	12,286
Robert Half International, Inc.	89	10,080
Simpson Manufacturing Co., Inc.	35	3,948
WW Grainger, Inc.	41	20,299
		181,577
INFORMATION TECHNOLOGY – 15.9%
Accenture PLC, Class A	522	184,569
Allegro MicroSystems, Inc.*	151	4,285
Broadcom, Inc.	327	191,583
Cisco Systems, Inc.	3,353	186,661
Cognizant Technology Solutions Corp., Class A	418	35,706
Hewlett Packard Enterprise Co.	1,040	16,983
HP, Inc.	916	33,645
Intel Corp.	3,233	157,835
Jabil, Inc.	114	7,010
Juniper Networks, Inc.	259	9,018
NetApp, Inc.	178	15,399

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Seagate Technology Holdings PLC	177	$18,965
Ubiquiti, Inc.	50	14,502
		876,161
MATERIALS – 0.9%
Amcor PLC	1,219	14,640
Eastman Chemical Co.	107	12,725
Louisiana-Pacific Corp.	70	4,651
Reliance Steel & Aluminum Co.	50	7,644
RPM International, Inc.	103	9,127
		48,787
REAL ESTATE – 0.2%
Iron Mountain, Inc., REIT	230	10,562
UTILITIES – 0.7%
NiSource, Inc.	312	9,104
OGE Energy Corp.	159	6,029
PPL Corp.	597	17,719
Vistra Corp.	384	8,375
		41,227
TOTAL COMMON STOCKS
(Cost $5,434,919)		5,498,676

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	12,507	12,507
TOTAL SHORT TERM INVESTMENTS
(Cost $12,507)		12,507
TOTAL INVESTMENTS – 99.9%
(Cost $5,447,426)		5,511,183
Other Assets in Excess of Liabilities – 0.1%		5,802
TOTAL NET ASSETS – 100.0%		$5,516,985

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust